Income Taxes (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Computed expected tax expense	$ (2,495,000)	$ (5,885,000)
State taxes, net of federal benefit	(155,000)	(1,006,000)
Other	1,288,000	180,000
Change in valuation allowance	1,362,000	6,714,000
Total		$ 3,000